REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2019
Reverse Stock Split [Abstract]
Reverse Stock Split [Text Block]
NOTE 1A	REVERSE STOCK SPLIT

On May 26, 2020, the Company effected a 1-for-20 reverse stock split of its common stock. All shares, options and warrants throughout these consolidated financial statements have been retroactively restated to reflect the reverse split.